Income Taxes (Reconciliation of the Applicable Statutory Tax Rate to the Effective Tax Rate) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Reconciliation Of Effective Income Tax Rate, Amount [Abstract]
Tax at Japan national statutory tax rate, Amount	[1]	¥ 431,352
Local taxes, net of national income tax effect, Amount	[2]	20,765
Effect of cross-border tax laws, Amount		2,335
Nontaxable or nondeductible items:
Noncontrolling interest income from consolidated VIEs, Amount		(33,077)
Others, Amount		(6,827)
Tax credits, Amount		(13,693)
Change in valuation allowance, Amount		(580)
Other adjustments, Amount		(31,329)
Total income tax expense		¥ 359,613		¥ 199,532		¥ 425,120
Reconciliation Of Effective Income Tax Rate, Percent [Abstract]
Effective statutory tax rate		25.59%	[1]	30.62%		30.62%
Income not subject to tax				(1.22%)		(0.58%)
Expenses not deductible for tax purposes				0.18%		0.08%
Tax rate differentials of subsidiaries				(1.35%)		(0.92%)
Change in valuation allowance		(0.03%)		(0.07%)		(2.34%)
Change in undistributed earnings of subsidiaries				1.43%		0.52%
Noncontrolling interest income from consolidated VIEs, Percent		(1.96%)		2.06%		(5.35%)
Effect of enacted change in tax rates				(0.36%)	[3]	0.00%
Foreign tax credit and payments				(1.80%)		3.80%
Income excluded from taxable income of enterprise tax				(2.14%)		(1.04%)
Controlled foreign company rules				0.03%		0.06%
Other				(1.10%)		1.34%
Local taxes, net of national income tax effect, Percent	[2]	1.23%
Effect of cross-border tax laws, Percent		0.14%
Nontaxable or nondeductible items:
Others, Percent		(0.41%)
Tax credits, Percent		(0.81%)
Other adjustments, Percent		(1.86%)
Total income tax expense and effective tax rate		21.33%		26.28%		26.19%
United States
Reconciliation Of Effective Income Tax Rate, Amount [Abstract]
Foreign tax effects, Amount		¥ (21,702)
Reconciliation Of Effective Income Tax Rate, Percent [Abstract]
Foreign tax effects, Percent		(1.29%)
Other jurisdictions
Reconciliation Of Effective Income Tax Rate, Amount [Abstract]
Foreign tax effects, Amount		¥ 12,369
Reconciliation Of Effective Income Tax Rate, Percent [Abstract]
Foreign tax effects, Percent		0.73%

[1]	Income taxes applicable to us in Japan are imposed by the national and local governments, and the aggregate of these taxes resulted in a combined normal effective statutory tax rate of 30.62% for each of the fiscal years ended March 31, 2024 and 2025. MHFG used the Japanese statutory corporate income tax rate of 25.59% as the applicable national statutory tax rate in the reconciliation of the statutory tax rate to the effective tax rate for the fiscal year ended March 31, 2026. Foreign subsidiaries are subject to income taxes of the jurisdictions in which they operate, and these taxes are reflected in the effective income tax rate.
[2]	Local taxes in Tokyo made up the majority (greater than 50%) of the tax effect in this category.
[3]	On March 31, 2025, the National Diet of Japan approved a bill affecting the effective statutory tax rates of MHFG and its domestic subsidiaries. As a result, the effective statutory tax rate will be increased to 31.52% from the previous rate of 30.62% beginning on or after the fiscal year ending March 31, 2027. The increase in the Group’s balance of net deferred tax assets, reflecting such tax rate increases, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2025.